Stock Options Disclosure: Schedule of Share-based Compensation, Stock Options, Activity (Details) (USD $)	12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012
Text Block [Abstract]
Stock options granted		8,000,000
Weighted average exercise price, options granted		$ 0.08
Stock options outstanding		8,000,000
Weighted average exercise price		$ 0.08
Remaining contractual life in years		4 years 11 months 1 day
Options forfeited	(8,000,000)
weighted average exercise price of options forfeited	$ 0.08